SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Cash (Policies)	Dec. 31, 2021
Nine-months Ended September 30
Cash

Cash

Cash includes cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.

Year Ended December 31
Cash

Cash

Cash includes cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.